TAXATION (Tables)	12 Months Ended
Dec. 31, 2025
TAXATION
Schedule of current and deferred portion of income tax expenses

	Year ended December 31,
	2023	2024	2025

	(HK$ in thousands)
Current income tax expenses	763,248	1,016,317	2,438,625
Deferred income tax benefit	(14,769)	(17,975)	(78,992)
Income tax expenses	748,479	998,342	2,359,633

Schedule of reconciliation between the income tax expenses computed by applying the Hong Kong enterprise tax rate to income before income taxes and actual provision

	Year Ended December 31, 2025,
	(HK$ in thousands)	Percent
Income before income tax expenses and share of loss from equity method investment	13,713,159
Hong Kong statutory tax rate (1)	2,262,506	16.5%
Foreign tax effects	177,742	1.3%
Effect of changes in tax laws or rates Enacted in the current period	274,951	2.0%
Effect of cross-border tax laws	46,088	0.3%
Changes in valuation allowances	(608)	0.0%
Nontaxable or nondeductible items
Income not subject to tax (2)	(397,429)	(2.9)%
Other	(3,617)	0.0%
Income tax expenses	2,359,633	17.2%

	Year ended December 31,
	2023	2024

	(HK$ in thousands)
Income before income tax expenses and share of loss from equity method investments	5,040,925	6,535,332
Tax expenses at Hong Kong profit tax rate of 16.5% (1)	831,588	1,078,165
Changes in valuation allowance	65,581	164,511
Tax effect of permanence differences	49,787	37,803
Effect of income tax jurisdictions other than Hong Kong	20,873	19,836
Super deduction of research and development expenses	(132,704)	(132,257)
Final settlement differences	11,756	11,484
Income not subject to tax (2)	(98,402)	(181,200)
Income tax expenses	748,479	998,342
(1)	The Hong Kong statutory income tax rate is used for the reconciliation as the majority of the Group’s operations are based in Hong Kong.
(2)	This amount mainly represents tax exempted items, including offshore income of Futu Securities derived from executing the clients’ orders of US listed securities, etc.

Schedule of income taxes paid (net of refunds)

Year Ended December 31, 2025,
(HK$in thousands)
United States	818,536
Hong Kong	560,154
Others	267,614
Total	1,646,304

Schedule of components of the deferred tax assets and liabilities

	As of December 31,
	2024	2025

	(HK$ in thousands)
Deferred tax assets
Net operating loss carryforwards	352,117	405,484
Accrued expenses and others	112,470	206,261
Less: valuation allowance	(352,716)	(405,885)
Total deferred tax assets	111,871	205,860

Total deferred tax liabilities	4,882	20,856

Schedule of movement of valuation allowance

	Year ended December 31,
	2023	2024	2025

	(HK$ in thousands)
Balance at beginning of the year	122,624	188,205	352,716
Additions	77,016	209,900	92,233
Reversals	(11,435)	(45,389)	(39,064)
Balance at end of the year	188,205	352,716	405,885